Goodwill and Intangibles - Intangible Assets and Accumulated Amortization Balances (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 156,010	$ 155,652	$ 155,682
Accumulated Amortization	(42,859)	(38,928)	(23,991)
Net Carrying Amount	113,151	116,724	131,691
Weighted Average Useful Life (Years)	6 years 10 months 24 days	7 years 1 month 6 days	8 years 1 month 6 days
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	136,115	135,741	138,576
Accumulated Amortization	(37,637)	(34,184)	(21,267)
Net Carrying Amount	98,478	101,557	117,309
Weighted Average Useful Life (Years)	7 years 4 months 24 days	7 years 8 months 12 days	8 years 7 months 6 days
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	9,461	9,574	9,503
Accumulated Amortization	(4,491)	(4,143)	(2,521)
Net Carrying Amount	4,970	5,431	6,982
Weighted Average Useful Life (Years)	3 years 8 months 12 days	3 years 10 months 24 days	4 years 9 months 18 days
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	10,434	10,337	7,603
Accumulated Amortization	(731)	(601)	(203)
Net Carrying Amount	$ 9,703	$ 9,736	$ 7,400